Non-Controlling Interest (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jul. 31, 2020 CAD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2019 CAD ($)
Disclosure of subsidiaries [line items]
Non-controlling interest	$ 3,379		$ 1,000
Keystone Isolation Technologies Inc. ("KIT")
Disclosure of subsidiaries [line items]
Percentage of ownership interest	60.00%
Proportion of ownership interests held by non-controlling interests	40.00%
Contributed cash	$ 4,075	$ 3,100
Non-controlling interest	$ 3,379